UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 19
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI      08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 120036 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     1005    21575 SH       SOLE                    19475              2100
ADOBE SYSTEMS INCORPORATED     COM              00724F101      433    11100 SH       SOLE                    10975               125
AFFILIATED MANAGERS GROUP      COM              008252108     1245    17895 SH       SOLE                    16495              1400
ALTRIA GROUP, INC.             COM              02209S103      990    18210 SH       SOLE                    16885              1325
AMERICAN INTL GROUP COM        COM              026874107      896    13532 SH       SOLE                     9245              4287
ANADARKO PETROLEUM CORP.       COM              032511107      267     5250 SH       SOLE                     5175                75
AT&T CORP COM                  COM              001957505      655    32275 SH       SOLE                    30000              2275
AT&T WIRELESS GROUP            COM              00209A106      207    26000 SH       SOLE                    26000
BANK OF AMERICA CORP           COM              060505104     1214    15095 SH       SOLE                    13775              1320
BEAR STEARNS COS INC           COM              073902108     1271    15900 SH       SOLE                    14280              1620
BELO CORPORATION - A           COM              080555105      836    29500 SH       SOLE                    28675               825
BIOGEN IDEC INC                COM              09062X103      356     9711 SH       SOLE                     9597               114
BRISTOL MYERS SQUIBB COM       COM              110122108     1090    38145 SH       SOLE                    36145              2000
CENTEX CORP                    COM              152312104      898     8350 SH       SOLE                     8250               100
CHEVRONTEXACO CORP             COM              166764100      714     8265 SH       SOLE                     6205              2060
CINERGY CORP                   COM              172474108     1000    25785 SH       SOLE                    23215              2570
CISCO SYS INC COM              COM              17275R102     1314    54255 SH       SOLE                    47140              7115
CITIGROUP                      COM              172967101     1326    27320 SH       SOLE                    24625              2695
COCA COLA CO COM               COM              191216100      893    17600 SH       SOLE                    15780              1820
COMCAST CORP-SPECIAL CL A      COM              20030N200     1138    36400 SH       SOLE                    34900              1500
COMERICA INC COM               COM              200340107     1179    21035 SH       SOLE                    19085              1950
COMPUWARE CORP                 COM              205638109       62    10400 SH       SOLE                    10125               275
EMC CORP                       COM              268648102      207    16060 SH       SOLE                    11275              4785
EXXON MOBIL CORP COM           COM              30231G102     1329    32420 SH       SOLE                    28795              3625
FANNIE MAE                     COM              313586109      448     5975 SH       SOLE                     4665              1310
FORD MOTOR COMPANY             COM              345370860     1586    99125 SH       SOLE                    93200              5925
FORTUNE BRANDS INC             COM              349631101     1183    16560 SH       SOLE                    14615              1945
GANNETT INC COM                COM              364730101      952    10685 SH       SOLE                    10050               635
GENERAL ELEC CO COM            COM              369604103     1587    51240 SH       SOLE                    41565              9675
GOLDEN WEST FINL DEL COM       COM              381317106     1047    10150 SH       SOLE                    10150
GUIDANT CORPORATION            COM              401698105      782    13000 SH       SOLE                    13000
HOME DEPOT INC COM             COM              437076102     1109    31256 SH       SOLE                    26955              4301
INTEL CORP COM                 COM              458140100     1423    44415 SH       SOLE                    37240              7175
INTL BUSINESS MACHINES (IBM)   COM              459200101      868     9375 SH       SOLE                     9125               250
JOHNSON CONTROLS INC           COM              478366107     1007     8680 SH       SOLE                     8095               585
JP MORGAN CHASE & CO           COM              46625H100     1323    36039 SH       SOLE                    32124              3915
LEHMAN BROS HLDGS INC COM      COM              524908100      926    12000 SH       SOLE                    12000
LINCOLN NATIONAL CORP          COM              534187109      282     7000 SH       SOLE                     7000
MARATHON OIL CORP              COM              565849106     1210    36575 SH       SOLE                    33575              3000
MEDTRONIC INC COM              COM              585055106      876    18025 SH       SOLE                    11435              6590
MICROSOFT CORP COM             COM              594918104     1535    56102 SH       SOLE                    42910             13192
NEXTEL COMMUNICATIONS          COM              65332V103     1735    61860 SH       SOLE                    52335              9525
NOBLE CORP                     COM              G65422100      877    24525 SH       SOLE                    22865              1660
OMNICARE                       COM              681904108      880    21800 SH       SOLE                    21250               550
ORACLE CORPORATION             COM              68389X105      901    68158 SH       SOLE                    62463              5695
PFIZER INC                     COM              717081103     1319    37355 SH       SOLE                    32145              5210
PROCTER & GAMBLE CO COM        COM              742718109     1484    14865 SH       SOLE                    11315              3550
QUALCOMM INC                   COM              747525103      463     8590 SH       SOLE                     7825               765
ROYAL DUTCH PETE CO NY REG GLD COM              780257804      218     4174 SH       SOLE                     1508              2666
SBC COMMUNICATIONS INC COM     COM              78387G103      364    14000 SH       SOLE                    12600              1400
SCHERING-PLOUGH CORP           COM              806605101      570    32800 SH       SOLE                    32425               375
SUN MICROSYSTEMS INC           COM              866810104     1099   245935 SH       SOLE                   227620             18315
SYMANTEC CORP                  COM              871503108     1082    31375 SH       SOLE                    28025              3350
TEXAS INSTRS INC COM           COM              882508104      859    29250 SH       SOLE                    29250
TYCO INTERNAT LTD              COM              902124106     1066    40250 SH       SOLE                    38450              1800
UNITED TECHNOLOGIES  CORP      COM              913017109      777     8200 SH       SOLE                     7900               300
VERISIGN INC                   COM              92343E102     1740   106775 SH       SOLE                   105850               925
VERIZON COMMUNICATIONS         COM              92343V104      725    20695 SH       SOLE                    18925              1770
WAL MART STORES INC COM        COM              931142103     1024    19320 SH       SOLE                    17095              2225
WELLPOINT HEALTH NETWORKS      COM              94973H108     1026    10585 SH       SOLE                     9810               775
WELLS FARGO & CO DEL COM       COM              949746101      638    10850 SH       SOLE                    10650               200
WORLDCOM INC - WORLDCOM GROUP  COM              98157D106        0    10000 SH       SOLE                    10000
NASDAQ - 100 SHARES                             631100104     5784   158655 SH       SOLE                    20580              8075
RUSSELL 1000 GROWTH INDEX FUND                  464287614     8843   188965 SH       SOLE                    11380              4085
RUSSELL 1000 INDEX                              464287622      218     3675 SH       SOLE                     2055              1620
RUSSELL 1000 VALUE INDEX FUND                   464287598     5256    90050 SH       SOLE                     8225              5325
RUSSELL 2000 GROWTH INDEX FUND                  464287648     2409    40665 SH       SOLE                    10265              3900
RUSSELL 2000 SMALL CAP INDEX F                  464287655      366     3310 SH       SOLE                     2095              1215
RUSSELL 2000 VALUE INDEX FUND                   464287630     1462     9120 SH       SOLE                     3210              1910
RUSSELL MIDCAP GROWTH INDEX FU                  464287481    12846   174310 SH       SOLE                     3100              5210
RUSSELL MIDCAP INDEX FUND                       464287499      952    14195 SH       SOLE                    11520              2675
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     9745   104450 SH       SOLE                     2475               975
DFA US LARGE CAP VALUE FUND                     233203827    11571 674339.420SH      SOLE                22075.064          3471.072
DFA US MICRO CAP FUND                           233203504     1555 116794.002SH      SOLE                20286.830          1941.972
DFA US SMALL CAP VALUE FUND                     233203819     1472 64263.116SH       SOLE                14562.528          1207.446